Joint Ventures in E&P Activities - Summary of Interests In Joint Arrangements (Detail)	12 Months Ended
Dec. 31, 2019 Bank
Disclosure of joint operations [line items]
Location	Santos basin pre-salt
Tartaruga Verde Mdulo III Espadarte [member]
Disclosure of joint operations [line items]
Consortium	Tartaruga Verde Módulo III Espadarte
Location	Campos Basin
Petrobras	50.00%
Operator	Petrobras
Year	2019
Additional Information	Concession – Disposal of 50% to Petronas
Tartaruga Verde Mdulo III Espadarte [member] | Petronas [member]
Disclosure of joint operations [line items]
Partners	50.00%
Bzios [member]
Disclosure of joint operations [line items]
Consortium	Búzios
Location	Santos basin pre-salt
Petrobras	90.00%
Operator	Petrobras
Year	2019
ANP Bonus	14,912
Bzios [member] | CNODC [member]
Disclosure of joint operations [line items]
Partners	5.00%
Additional Information	Production sharing – Transfer of Rights
Bzios [member] | CNOOC [member]
Disclosure of joint operations [line items]
Partners	5.00%
Additional Information	Surplus Production ANP Bidding Round
C-M-477 [member]
Disclosure of joint operations [line items]
Consortium	C-M-477
Location	Campos Basin
Petrobras	70.00%
Operator	Petrobras
Year	2019
Additional Information	Concession - 16ª ANP Bidding Round
ANP Bonus	348
C-M-477 [member] | BP [member]
Disclosure of joint operations [line items]
Partners	30.00%
Aram [member]
Disclosure of joint operations [line items]
Consortium	Aram
Location	Santos basin pre-salt
Petrobras	80.00%
Operator	Petrobras
Year	2019
Additional Information	Production sharing - 6ª ANP Bidding Round
ANP Bonus	982
Aram [member] | CNODC One [member]
Disclosure of joint operations [line items]
Partners	20.00%
Roncador [member]
Disclosure of joint operations [line items]
Consortium	Roncador
Location	Campos Basin
Petrobras	75.00%
Operator	Petrobras
Year	2018
Additional Information	Concession – Disposal of 25% to Equinor
Roncador [member] | Equinor [member]
Disclosure of joint operations [line items]
Partners	25.00%
Uirapuru [member]
Disclosure of joint operations [line items]
Consortium	Uirapuru
Petrobras	30.00%
Operator	Petrobras
Year	2018
Additional Information	Production sharing - 4ª ANP Bidding Round
ANP Bonus	201
Uirapuru [member] | ExxonMobil [member]
Disclosure of joint operations [line items]
Partners	28.00%
Uirapuru [member] | Equinor One [member]
Disclosure of joint operations [line items]
Partners	28.00%
Uirapuru [member] | Petrogal [member]
Disclosure of joint operations [line items]
Partners	14.00%
Dois Irmos [member]
Disclosure of joint operations [line items]
Consortium	Dois Irmãos
Location	Campos basin pre-salt
Petrobras	45.00%
Operator	Petrobras
Year	2018
Additional Information	Production sharing - 4ª ANP Bidding Round
ANP Bonus	46
Dois Irmos [member] | BP One [member]
Disclosure of joint operations [line items]
Partners	30.00%
Dois Irmos [member] | Equinor Two [member]
Disclosure of joint operations [line items]
Partners	25.00%
Trs Marias [member]
Disclosure of joint operations [line items]
Consortium	Três Marias
Petrobras	30.00%
Operator	Petrobras
Year	2018
Additional Information	Production sharing - 4ª ANP Bidding Round
ANP Bonus	8
Trs Marias [member] | Shell [member]
Disclosure of joint operations [line items]
Partners	40.00%
Trs Marias [member] | Chevron [member]
Disclosure of joint operations [line items]
Partners	30.00%
C-M-657 [member]
Disclosure of joint operations [line items]
Consortium	C-M-657
Location	Campos Basin
Petrobras	30.00%
Operator	Petrobras
Year	2018
Additional Information	Concession - 15ª ANP Bidding Round
ANP Bonus	162
C-M-657 [member] | Exxon [member]
Disclosure of joint operations [line items]
Partners	40.00%
C-M-657 [member] | Equinor Three [member]
Disclosure of joint operations [line items]
Partners	30.00%
C-M-709 [member]
Disclosure of joint operations [line items]
Consortium	C-M-709
Location	Campos Basin
Petrobras	40.00%
Operator	Petrobras
Year	2018
Additional Information	Concession - 15ª ANP Bidding Round
ANP Bonus	152
C-M-709 [member] | Exxon One [member]
Disclosure of joint operations [line items]
Partners	40.00%
C-M-709 [member] | Equinor Four [member]
Disclosure of joint operations [line items]
Partners	20.00%
C-M-789 [member]
Disclosure of joint operations [line items]
Consortium	C-M-789
Location	Campos Basin
Petrobras	30.00%
Operator	Exxon
Year	2018
Additional Information	Concession - 15ª ANP Bidding Round
ANP Bonus	215
C-M-789 [member] | Exxon Two [member]
Disclosure of joint operations [line items]
Partners	40.00%
C-M-789 [member] | Qatar [member]
Disclosure of joint operations [line items]
Partners	30.00%
C-M-753 [member]
Disclosure of joint operations [line items]
Consortium	C-M-753
Location	Campos Basin
Petrobras	30.00%
Operator	Exxon
Year	2018
Additional Information	Concession - 15ª ANP Bidding Round
ANP Bonus	25
C-M-753 [member] | Exxon Three [member]
Disclosure of joint operations [line items]
Partners	40.00%
C-M-753 [member] | Qatar One [member]
Disclosure of joint operations [line items]
Partners	30.00%
POT-M-859 [member]
Disclosure of joint operations [line items]
Consortium	POT-M-859
Location	Potiguar basin
Petrobras	60.00%
Operator	Petrobras
Year	2018
Additional Information	Concession - 15ª ANP Bidding Round
ANP Bonus	5
POT-M-859 [member] | Shell One [member]
Disclosure of joint operations [line items]
Partners	40.00%
POT-M-952 [member]
Disclosure of joint operations [line items]
Consortium	POT-M-952
Lapa (BM-S-9A) [member]
Disclosure of joint operations [line items]
Consortium	Lapa (BM-S-9A)
Location	Santos basin pre-salt
Petrobras	10.00%
Operator	Total
Year	2018
Additional Information	Concession - Disposal of 35% to Total
Lapa (BM-S-9A) [member] | Total [member]
Disclosure of joint operations [line items]
Partners	35.00%
Lapa (BM-S-9A) [member] | Shell Two [member]
Disclosure of joint operations [line items]
Partners	30.00%
Lapa (BM-S-9A) [member] | Repsol Sinopec [member]
Disclosure of joint operations [line items]
Partners	25.00%
Lara (BM-S-11A) [member]
Disclosure of joint operations [line items]
Consortium	Iara (BM-S-11A)
Location	Santos basin pre-salt
Petrobras	4250.00%
Operator	Petrobras
Year	2018
Additional Information	Concession - Disposal of 22,50% to Total
Lara (BM-S-11A) [member] | Shell Three [member]
Disclosure of joint operations [line items]
Partners	25.00%
Lara (BM-S-11A) [member] | Total One [member]
Disclosure of joint operations [line items]
Partners	2250.00%
Lara (BM-S-11A) [member] | Petrogal One [member]
Disclosure of joint operations [line items]
Partners	10.00%